Interim Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares of no-par value per share (in Dollars per share)
Ordinary shares, Authorized	362,116,800	362,116,800
Ordinary shares, Issued	69,373,135	69,105,000
Ordinary shares, outstanding	69,373,135	69,105,000